Advances to Suppliers, Net (Tables)	6 Months Ended
Jun. 30, 2024
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers consisted of the following:
	June 30,	December 31,
	2024	2023
Advances to suppliers	78,772,548	76,463,466
Provision for impairment	(34,796,757)	(20,048,713)
Advances to suppliers, net	$43,975,791	$56,414,753